Securities	12 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2022 and 2021 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2022
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$10,477	$-	$-	$10,477

Held-to-maturity Securities
Agency mortgage-backed: residential	$339	$2	$18	$323

	2021
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$33	$-	$-	$33

Held-to-maturity Securities
Agency mortgage-backed: residential	$462	$16	$2	$476

At June 30, 2022, the Company’s debt securities consisted of mortgage-backed securities, which do not have a single maturity date. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

There were no sales of securities during the fiscal year ended June 30, 2022 or 2021. At June 30, 2022 the Company had $242,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $18,000, while at June 30, 2021, the Company had $258,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $2,000. Of the unrealized losses at June 30, 2022, $3,000 have been in an unrealized loss position for more than 12 months and $15,000 have been in an unrealized loss position for less than 12 months. Unrealized losses on agency mortgage-backed securities have not been recognized into income because they are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the investments reach maturity.

At June 30, 2022 and 2021, pledged securities totaled $1.7 million and $1.8 million, respectively. In addition, at June 30, 2022 and 2021, our pledged assets also included time deposits and/or overnight deposits of $1.5 million and $1.5 million, respectively.